Future Accounting Pronouncements	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements	FUTURE ACCOUNTING PRONOUNCEMENTS
Income Taxes
ASU No. 2019-12, Simplifying the Accounting for Income Taxes, issued in December 2019, is effective for Fortis January 1, 2021, with early adoption permitted. Principally, it improves consistent application of, and clarifies, existing income tax guidance. Adoption will not have a material impact on the consolidated financial statements and related disclosures.